August 2, 2022

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re: BNY Mellon Municipal Funds, Inc. (the "Registrant")

-	BNY Mellon AMT-Free Municipal Bond Fund (the "Fund")

File No.: 811-06377

CIK No.: 000878092

To Whom It May Concern:

Pursuant to Rule 14a-6 under the Securities and Exchange Act of 1934, as amended, transmitted herewith please find proxy materials included in a Registration Statement for the Registrant filed under the Securities Act of 1933, as amended, on Form N-14.

The proxy materials are in connection with proposed tax-free reorganizations of BNY Mellon Connecticut Fund, BNY Mellon Massachusetts Fund and BNY Mellon Pennsylvania Fund (the "Acquired Funds"), each a series of BNY Mellon State Municipal Bond Funds, with and into the Fund.

It is anticipated that definitive proxy materials will be mailed to shareholders of record of the Acquired Funds on or about September 15, 2022. The shareholder meeting for the Acquired Funds is scheduled for Tuesday, November 17, 2022.

Please direct any questions regarding this matter to David Stephens of Proskauer Rose LLP at 212.969.3357.

Sincerely,

/s/ Vickie Proudley

Vickie Proudley

Analyst/Paralegal

cc: David Stephens